Significant event (Details) - MXN ($) $ / shares in Units, $ in Thousands			12 Months Ended
	May 17, 2019	Apr. 29, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Significant events
Cash dividend approved		$ 1,600,000
Single installment per share		$ 4.0633
Dividends paid	$ 1,598,681		$ 1,598,681	$ 1,605,736	$ 1,575,083
Share repurchase reserve approved		$ 1,500,000
Reserve created			$ 33,984